UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments
February 28, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 135.8%

Communication Services — 8.0%
Cinemark Holdings (A)	3,094	$116,427
Interpublic Group	4,926	113,446
John Wiley & Sons, Cl A	2,361	122,512
Liberty Latin America, Cl C *	7,629	147,926
News, Cl A (A)	9,836	128,065
Omnicom Group (A)	1,526	115,518
Telephone & Data Systems	3,468	111,150
United States Cellular *	2,196	102,531
		957,575
Consumer Discretionary — 21.1%
American Eagle Outfitters (A)	5,046	102,938
Best Buy (A)	1,588	109,318
BorgWarner (A)	1,753	71,189
Deckers Outdoor (A) *	844	124,870
Foot Locker (A)	2,121	126,242
Ford Motor (A)	13,782	120,868
General Motors (A)	3,241	127,955
Goodyear Tire & Rubber (A)	5,531	109,403
H&R Block (A)	4,381	105,801
Harley-Davidson (A)	2,797	103,825
Kohl’s (A)	1,725	116,490
Lear (A)	884	134,430
Macy’s (A)	3,628	89,938
Nordstrom (A)	2,358	111,486
PulteGroup (A)	4,233	114,291
Ralph Lauren, Cl A (A)	934	116,909
Target (A)	1,455	105,691
Thor Industries	2,211	142,764
Urban Outfitters (A) *	2,674	82,493
Viacom, Cl B	4,250	124,185
Whirlpool (A)	1,032	146,038
Williams-Sonoma (A)	2,209	128,476
		2,515,600
Consumer Staples — 7.0%
Flowers Foods (A)	6,005	122,922
Ingredion (A)	1,208	111,680
Kroger (A)	4,020	117,906
Pilgrim’s Pride *	6,518	128,209
TreeHouse Foods *	2,194	132,913
Walgreens Boots Alliance (A)	1,467	104,436
Walmart (A)	1,202	118,986
		837,052
Energy — 7.4%
ConocoPhillips (A)	440	29,854
Devon Energy	4,843	142,917
Hess	2,688	155,501
Marathon Oil (A)	5,243	87,034
Marathon Petroleum (A)	1,862	115,463
Murphy Oil (A)	4,655	134,529
PBF Energy, Cl A	3,407	105,855
Peabody Energy (A)	3,606	111,245
		882,398
Financials — 17.7%
Affiliated Managers Group	1,143	125,284
Allstate (A)	1,218	114,955
American Express (A)	1,157	124,655
CIT Group (A)	2,933	149,495
Evercore, Cl A (A)	1,595	146,900
Fidelity National Financial (A)	3,527	123,762
First American Financial (A)	2,389	121,337
Franklin Resources (A)	3,766	122,809
Hanover Insurance Group (A)	995	118,117
Hartford Financial Services Group (A)	2,466	121,722
Lazard, Cl A (A)(B)	3,014	112,814
Mercury General	2,174	115,157
MetLife (A)	2,594	117,223
Prudential Financial (A)	1,239	118,758
Santander Consumer USA Holdings (A)	5,768	118,475
Synchrony Financial (A)	4,766	155,419
Virtu Financial, Cl A	4,272	107,398
		2,114,280
Health Care — 17.5%
AbbVie (A)	1,224	96,990
Amgen (A)	579	110,056
Biogen (A) *	379	124,316
Bristol-Myers Squibb (A)	2,183	112,774
Cardinal Health (A)	2,468	134,111
CVS Caremark (A)	1,687	97,559
DaVita (A) *	2,172	123,587
DENTSPLY SIRONA (A)	2,965	123,818
Eli Lilly (A)	130	16,418
Encompass Health (A)	1,667	105,254
Gilead Sciences (A)	1,748	113,655
HCA Healthcare (A)	900	125,136
Johnson & Johnson (A)	864	118,057
McKesson (A)	991	126,016
MEDNAX *	2,369	77,964
Merck	1,460	118,683
Quest Diagnostics (A)	1,114	96,417
United Therapeutics (A) *	1,045	131,973
Universal Health Services, Cl B (A)	944	131,055
		2,083,839
Industrials — 12.3%
AECOM (A) *	4,181	129,444
AGCO (A)	2,014	136,106
Alaska Air Group (A)	1,812	111,801
American Airlines Group (A)	3,025	107,781
Cummins (A)	831	128,049
Delta Air Lines (A)	2,180	108,084
JetBlue Airways (A) *	6,580	109,886
Quanta Services (A)	3,648	130,014
Robert Half International (A)	1,752	119,469
Ryder System (A)	2,308	143,465
Textron	2,398	130,211
United Continental Holdings (A) *	1,326	116,436
		1,470,746
Information Technology — 30.2%
Avnet (A)	3,078	133,862
Cisco Systems (A)	2,566	132,842
Citrix Systems (A)	1,078	113,729
Cognizant Technology Solutions, Cl A (A)	1,653	117,330

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

February 28, 2019 (Unaudited) (continued)

Description	Shares	Fair Value
Information Technology (continued)
CommScope Holding *	6,788	$158,228
Conduent (A) *	10,425	152,413
Corning (A)	3,530	122,879
DXC Technology (A)	2,059	135,606
First Solar (A) *	2,487	130,692
Hewlett Packard Enterprise (A)	8,467	138,690
HP (A)	4,969	98,038
Intel (A)	2,375	125,780
International Business Machines (A)	981	135,506
Jabil (A)	4,603	130,725
Juniper Networks (A)	4,107	111,218
KLA-Tencor (A)	1,160	133,968
Leidos Holdings	2,094	135,251
MAXIMUS (A)	1,710	120,863
NCR (A) *	4,338	121,551
Oracle (A)	2,456	128,031
Qorvo (A) *	1,822	127,795
Sabre (A)	4,993	111,993
Tech Data *	1,362	139,224
Teradyne (A)	3,325	135,760
Texas Instruments (A)	632	66,853
Western Digital (A)	3,006	151,202
Western Union (A)	6,440	115,083
Xerox	5,676	175,388
		3,600,500
Materials — 5.2%
Cabot (A)	2,576	120,763
Domtar (A)	3,119	158,788
Freeport-McMoRan, Cl B (A)	8,419	108,605
Huntsman (A)	5,810	144,030
WestRock	2,510	93,824
		626,010
Real Estate — 4.9%
Hospitality Properties Trust ‡(A)	4,403	119,189
Host Hotels & Resorts ‡(A)	5,867	115,052
Park Hotels & Resorts ‡(A)	3,982	124,398
Spirit Realty Capital ‡(A)	3,090	119,397
Sunstone Hotel Investors ‡(A)	7,478	112,544
		590,580
Utilities — 4.5%
AES (A)	7,702	132,706
Avangrid (A)	1,127	54,490
Exelon (A)	2,459	119,483
NRG Energy	2,850	118,788
Portland General Electric (A)	2,308	115,723
		541,190

Total Common Stock
(Cost $15,767,591)		16,219,770

Total Investments - 135.8%
(Cost $15,767,591)		$16,219,770

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (36.2)%

Communication Services — (1.6)%
Liberty Broadband, Cl A*	(1,146)	(102,361)
Netflix*	(246)	(88,092)
		(190,453)
Consumer Discretionary — (9.0)%
Amazon.com*	(47)	(77,072)
Caesars Entertainment*	(8,429)	(72,658)
Chegg*	(2,946)	(116,750)
Etsy*	(1,743)	(124,224)
Five Below*	(838)	(100,853)
GrubHub*	(1,097)	(89,493)
Marriott Vacations Worldwide	(1,050)	(102,207)
Ollie’s Bargain Outlet Holdings*	(1,264)	(111,510)
Roku, Cl A*	(2,710)	(179,646)
VF	(1,172)	(102,386)
		(1,076,799)
Consumer Staples — (0.7)%
Keurig Dr Pepper	(3,240)	(81,486)

Financials — (0.8)%
TD Ameritrade Holding	(1,643)	(92,550)

Health Care — (6.7)%
Agios Pharmaceuticals*	(1,840)	(119,361)
Alnylam Pharmaceuticals*	(1,203)	(102,255)
Exact Sciences*	(1,137)	(103,467)
Insulet*	(1,077)	(101,141)
Intercept Pharmaceuticals*	(769)	(76,700)
Sage Therapeutics*	(36)	(5,733)
Sarepta Therapeutics*	(768)	(110,776)
Seattle Genetics*	(1,459)	(108,375)
Teladoc Health*	(1,091)	(70,217)
		(798,025)
Industrials — (4.1)%
Axon Enterprise*	(1,920)	(103,354)
CoStar Group*	(244)	(111,637)
HEICO	(362)	(33,930)
Proto Labs*	(741)	(83,726)
SiteOne Landscape Supply*	(1,129)	(60,639)
TransUnion	(1,470)	(94,903)
		(488,189)
Information Technology — (11.6)%
2U*	(1,706)	(125,732)
Advanced Micro Devices*	(4,719)	(111,038)
Guidewire Software*	(916)	(84,034)
Paylocity Holding*	(1,388)	(121,547)
RealPage*	(728)	(44,561)
salesforce.com*	(611)	(99,990)
Square, Cl A*	(1,470)	(119,423)
SS&C Technologies Holdings	(1,822)	(112,199)
Trade Desk, Cl A*	(724)	(143,019)
Twilio, Cl A*	(944)	(114,875)

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments
February 28, 2019 (Unaudited) (concluded)

Description	Shares	Fair Value
Information Technology — continued
Tyler Technologies*	(451)	$(92,360)
Worldpay, Cl A*	(1,082)	(103,656)
Zendesk*	(1,452)	(114,737)
		(1,387,171)
Materials — (0.1)%
FMC	(164)	(14,678)

Real Estate — (1.6)%
Invitation Homes‡	(4,092)	(94,116)
Rexford Industrial Realty‡	(2,811)	(96,361)
		(190,477)

Total Common Stock
(Proceeds $3,989,791)		(4,319,828)

Total Securities Sold Short-(36.2)%
(Proceeds $3,989,791)		$(4,319,828)

Percentages are based on Net Assets of $11,939,874.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at February 28, 2019 was $10,264,239.
(B)	Securities considered Master Limited Partnership. At February 28, 2019, these securities amounted to $112,814 or 0.9% of Net Assets.

Cl — Class

As of February 28, 2019, all of the Fund’s investments in securities were considered as level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

IDS-QH-001-1300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2019